Operating loans and long-term debt - Schedule of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 371	$ 265
Less: current portion	0	(200)
Long-term debt	300	0
Term loan due May 2028; floating interest rate | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	300	200
Long-term borrowings | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300	$ 200